Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation

NOTE 13—STOCK-BASED COMPENSATION

RBB Bancorp 2017 Omnibus Stock Incentive Plan.

The 2017 Omnibus Stock Incentive Plan, or OSIP, was adopted by the Company’s board of directors on January 18, 2017 and approved by the Company’s shareholders at the Company’s annual meeting on May 23, 2017. The OSIP was designed to ensure continued availability of equity awards that will assist the Company in attracting and retaining competent managerial personnel and rewarding key employees, directors and other service providers for high levels of performance. Pursuant to the OSIP, the Company’s board of directors are allowed to grant awards to eligible persons in the form of qualified and non-qualified stock options, restricted stock, restricted stock units, stock appreciation rights and other incentive awards. The Company has reserved up to 30% of issued and outstanding shares of common stock as of the date the Company adopted the 2017 OSIP, or 3,848,341 shares. This represents 24% of the issued and outstanding shares of the Company’s common stock as of March 31, 2018. As of March 31, 2018, there were 1,353,207 shares of common stock available for issuance under the OSIP. Awards vest, become exercisable and contain such other terms and conditions as determined by the board of directors and set forth in individual agreements with the employees receiving the awards. The OSIP enables the board of directors to set specific performance criteria that must be met before an award vests. The OSIP allows for acceleration of vesting and exercise privileges of grants if a participant’s termination of employment is due to a change in control, death or total disability. If a participant’s job is terminated for cause, then all awards expire at the date of termination.

RBB Bancorp 2010 Stock Option Plan

Under the 2010 Plan, the Company was permitted to grant awards to eligible persons in the form of qualified and non-qualified stock options. The Company reserved up to 30% of the issued and outstanding shares of common stock as of the date the Company adopted the 2010 Plan or 3,494,478 shares, for issuance under the 2010 Plan. After approval of the OSIP at the Company’s annual meeting on May 23, 2017, no additional grants will be made under the 2010 Plan. The 2010 Plan has terminated and options that were granted under that Plan have become subject to the OSIP. Awards that were granted under the 2010 Plan will remain exercisable pursuant to the terms and conditions set forth in individual award agreements, but such awards will be assumed and administered under the OSIP. The 2010 Plan award agreements allow for acceleration of exercise privileges of grants upon occurrence of a change in control of the Company. If a participant’s job is terminated for cause, then all unvested awards expire at the date of termination.

The Company recognized stock-based compensation expense of $131,000 and recognized income tax benefits on that expense of $1.2 million for the three months ended March 31, 2018. The Company recognized stock-based compensation expense of $198,000 and recognized income tax benefits on that expense of $61,000 for the three months ended March 31, 2017.

NOTE 15—STOCK OPTION PLAN

Under the terms of the Company’s 2017 Omnibus Stock Incentive Plan, officers and key employees may be granted both nonqualified and incentive stock options and directors and organizers, who are not also an officer or employee, may only be granted nonqualified stock options. The Plan provides for options to purchase up to 30 percent of the outstanding common stock at a price not less than 100 percent of the fair market value of the stock on the date of the grant. Stock options expire no later than ten years from the date of the grant and generally vest over three years.

At December 31, 2017, 1,586,541 shares were available under the 2017 Omnibus Stock Incentive Plan for future grants.

The Company adopted ASU 2016-09 in 2017 where all excess tax benefits and tax deficiencies from share based payments are recognized as income tax expense or benefit in the income statement instead of the previous accounting which credited excess tax benefits to additional paid-in capital and tax deficiencies as a charge to income tax expense or as an offset to accumulated excess tax benefits, if any.

The Company recognized stock-based compensation expense of $779,000, $894,000, and $1.5 million in 2017, 2016, and 2015 and recognized income tax benefits on that expense of $246,000, $267,000, and $482,000, respectively.

The fair value of each option grant was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions presented below for 2016 and 2015. There were no stock options granted in 2017.

	2016	2015
Expected volatility	35.0%	35.0%
Expected term	6.0 years	6.0 years
Expected dividends	None	None
Risk free rate	1.93%	1.84%
Grant date fair value	$6.76	$6.29

Since the Company had a limited amount of historical stock activity in 2016, the expected volatility was based on the historical volatility of similar banks that had a longer trading history. The expected term represents the estimated average period of time that the options remain outstanding. Since the Company did not have sufficient historical data on the exercise of stock options in 2016, the expected term was based on the “simplified” method that measures the expected term as the average of the vesting period and the contractual term. The risk free rate of return reflects the grant date interest rate offered for zero coupon U.S. Treasury bonds over the expected term of the options.

A summary of the status of the Company’s stock option plan as of December 31, 2017 and changes during the year then ended is presented below:

(dollars in thousands, except for share amounts)	Shares	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	2,495,134	$11.26
Granted	—	$—
Exercised	(223,334)	$10.28
Forfeited or expired	(10,000)	$18.25

Outstanding at end of year	2,261,800	$11.32	3.8 years	$36,297

Options exercisable	2,097,804	$10.80	3.4 years	$34,755

As of December 31, 2017 there was approximately $637,000 of total unrecognized compensation cost related to outstanding stock options that will be recognized over a weighted-average period of 1.2 years. The intrinsic value of options exercised was $2,808,000, $216,000, and $231,000 in 2017, 2016, and 2015, respectively.

The total fair value of the shares vested was $930,000, $1,511,000, and $1,454,000 in 2017, 2016, and 2015, respectively. The number of nonvested stock options were 163,996 and 328,826 with a weighted average grant date fair value of $6.53 and $6.28 as of December 31, 2017 and 2016.

Cash received from the exercise of 223,334 share options was $2.3 million for the period ended December 31, 2017 with a related tax benefit of $573,000.